LVIP SSgA International Index Fund
LVIP SSgA International Index Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA International Index Fund (the “Fund”), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP SSgA International Index Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP SSgA International Index Fund		Standard Class	Service Class
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses		0.58%	0.83%
Less Fee Waiver	[1]	(0.04%)	(0.04%)
Net Expenses	[2]	0.54%	0.79%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.03% on the first $500 million of average daily net assets of the Fund and 0.05% of average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[2]	(After Fee Waiver)

Example
This example intends to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP SSgA International Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	55	182	320	722
Service Class	81	261	457	1,022

Expense Example, No Redemption LVIP SSgA International Index Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	55	182	320	722
Service Class	81	261	457	1,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the Fund’s performance, the MSCI EAFE® Index is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The Fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts, Global Depositary Receipts, European Depositary Receipts, and international equity exchange-traded funds (ETFs), cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Passive Management Risk: The Fund uses an indexing strategy and do not individually select securities. The Fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Geographic Concentration Risk: The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which a Fund invests and could be more volatile than the performance of more geographically-diversified funds.
  Exchange-Traded Funds (ETFs) Risk: The risks of ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in an ETF could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 24.95%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (20.15%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP SSgA International Index Fund	1 year	Lifetime	Inception Date
Standard Class	(12.38%)	(8.48%)	May 01, 2008
Service Class	(12.59%)	(8.70%)	May 01, 2008
MSCI EAFE Index (net dividends)	(12.14%)	(7.88%)	May 01, 2008